Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	January 2022
Payment Date	2/15/2022
Transaction Month	40
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,161,498,793.26	40,936		58.4 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$205,000,000.00	2.50308%		November 15, 2019
Class A-2a Notes	$275,000,000.00	2.96%		September 15, 2021
Class A-2b Notes	$100,000,000.00	0.22329%	*	September 15, 2021
Class A-3 Notes	$317,000,000.00	3.24%		April 15, 2023
Class A-4 Notes	$102,980,000.00	3.38%		March 15, 2024
Class B Notes	$31,580,000.00	3.53%		May 15, 2024
Class C Notes	$21,050,000.00	3.68%		April 15, 2025
Total	$1,052,610,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$522,897.98

Principal:
Principal Collections	$8,998,671.61
Prepayments in Full	$3,455,748.21
Liquidation Proceeds	$75,001.78
Recoveries	$94,900.09
Sub Total	$12,624,321.69
Collections	$13,147,219.67

Purchase Amounts:
Purchase Amounts Related to Principal	$182,363.47
Purchase Amounts Related to Interest	$613.95
Sub Total	$182,977.42

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$13,330,197.09

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	January 2022
Payment Date	2/15/2022
Transaction Month	40
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$13,330,197.09
Servicing Fee	$166,519.03	$166,519.03	$0.00	$0.00	$13,163,678.06
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$13,163,678.06
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$13,163,678.06
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$13,163,678.06
Interest - Class A-3 Notes	$17,660.45	$17,660.45	$0.00	$0.00	$13,146,017.61
Interest - Class A-4 Notes	$290,060.33	$290,060.33	$0.00	$0.00	$12,855,957.28
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,855,957.28
Interest - Class B Notes	$92,897.83	$92,897.83	$0.00	$0.00	$12,763,059.45
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,763,059.45
Interest - Class C Notes	$64,553.33	$64,553.33	$0.00	$0.00	$12,698,506.12
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$12,698,506.12
Regular Principal Payment	$11,333,540.66	$11,333,540.66	$0.00	$0.00	$1,364,965.46
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,364,965.46
Residual Released to Depositor	$0.00	$1,364,965.46	$0.00	$0.00	$0.00
Total		$13,330,197.09

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$11,333,540.66
Total					$11,333,540.66
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$6,540,906.46	$20.63	$17,660.45	$0.06	$6,558,566.91	$20.69
Class A-4 Notes	$4,792,634.20	$46.54	$290,060.33	$2.82	$5,082,694.53	$49.36
Class B Notes	$0.00	$0.00	$92,897.83	$2.94	$92,897.83	$2.94
Class C Notes	$0.00	$0.00	$64,553.33	$3.07	$64,553.33	$3.07
Total	$11,333,540.66	$10.77	$465,171.94	$0.44	$11,798,712.60	$11.21

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	January 2022
Payment Date	2/15/2022
Transaction Month	40

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$6,540,906.46	0.0206338	$0.00	0.0000000
Class A-4 Notes	$102,980,000.00	1.0000000	$98,187,365.80	0.9534605
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$162,150,906.46	0.1540465	$150,817,365.80	0.1432794

Pool Information
Weighted Average APR	3.043%	3.047%
Weighted Average Remaining Term	25.54	24.73
Number of Receivables Outstanding	16,844	16,371
Pool Balance	$199,822,833.89	$187,063,152.86
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$183,569,401.28	$172,044,465.40
Pool Factor	0.1720388	0.1610532

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,593.19
Yield Supplement Overcollateralization Amount	$15,018,687.46
Targeted Overcollateralization Amount	$36,245,787.06
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$36,245,787.06

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,593.19
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,593.19
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,593.19

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	January 2022
Payment Date	2/15/2022
Transaction Month	40
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		38	$47,895.96
(Recoveries)		66	$94,900.09
Net Loss for Current Collection Period			$(47,004.13)
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			-0.2823%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			-0.2453%
Second Prior Collection Period			-0.0373%
Prior Collection Period			-0.2068%
Current Collection Period			-0.2916%
Four Month Average (Current and Prior Three Collection Periods)			-0.1952%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,196	$9,341,661.49
(Cumulative Recoveries)			$2,436,146.20
Cumulative Net Loss for All Collection Periods			$6,905,515.29
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5945%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,253.94
Average Net Loss for Receivables that have experienced a Realized Loss			$3,144.59

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.29%	154	$2,416,932.31
61-90 Days Delinquent	0.21%	24	$385,294.97
91-120 Days Delinquent	0.04%	3	$70,104.01
Over 120 Days Delinquent	0.20%	18	$366,832.24
Total Delinquent Receivables	1.73%	199	$3,239,163.53

Repossession Inventory:
Repossessed in the Current Collection Period		6	$81,147.07
Total Repossessed Inventory		10	$164,579.05

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2132%
Prior Collection Period			0.2553%
Current Collection Period			0.2749%
Three Month Average			0.2478%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.60%
25-36	2.90%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.4395%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	January 2022
Payment Date	2/15/2022
Transaction Month	40

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	54	$875,929.55
2 Months Extended	68	$1,176,183.09
3+ Months Extended	10	$170,777.81

Total Receivables Extended:	132	$2,222,890.45

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2022

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer